PIMCO Funds

Supplement Dated August 15, 2008 to the

Bond Funds Prospectus for Institutional and Administrative Class Shares

dated July 31, 2008

PIMCO High Yield Fund, PIMCO Low Duration Fund and PIMCO Moderate Duration Fund

(each a “Fund”, together the “Funds”)

On August 11, 2008, PIMCO Funds (the “Trust”) entered into a Supervision and Administration Agreement (the “Agreement”) with Pacific Investment Management Company LLC (“PIMCO”), which replaces the Third Amended and Restated Administration Agreement and the administrative fees payable thereunder. The Agreement, including the fees payable thereunder, has been agreed upon to formally recognize the significantly enhanced supervisory and administrative role that PIMCO has performed and will perform as the Trust’s Administrator.

Effective October 1, 2008, the administrative fee (to be renamed the supervisory and administrative fee) for each Fund, stated as a percentage of the average daily net assets attributable in the aggregate to the Funds’ Institutional and Administrative Class shares, will increase as follows: High Yield Fund (from 0.25% to 0.30%), Low Duration Fund (from 0.18% to 0.21%) and Moderate Duration Fund (from 0.20% to 0.21%).

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated August 15, 2008 to the

Bond Funds Prospectus for Institutional and Administrative Class Shares of the

Total Return Fund, Total Return Fund II and Total Return Fund III

dated July 31, 2008

PIMCO Total Return Fund (the “Fund”)

On August 11, 2008, PIMCO Funds (the “Trust”) entered into a Supervision and Administration Agreement (the “Agreement”) with Pacific Investment Management Company LLC (“PIMCO”), which replaces the Third Amended and Restated Administration Agreement and the administrative fees payable thereunder. The Agreement, including the fees payable thereunder, has been agreed upon to formally recognize the significantly enhanced supervisory and administrative role that PIMCO has performed and will perform as the Trust’s Administrator.

Effective October 1, 2008, the administrative fee (to be renamed the supervisory and administrative fee) for the Fund, stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Institutional and Administrative Class shares, will increase from 0.18% to 0.21%.

Investors Should Retain This Supplement For Future Reference